                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5262
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                              MFS SERIES TRUST VIII
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: October 31
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                   Date of reporting period: January 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 1/31/05

MFS(R) STRATEGIC INCOME FUND

[graphic omitted]

                                                             [logo] M F S(RM)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Investment Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

 MFS Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2005

ISSUER                                                                                      PAR AMOUNT                    $ VALUE
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
BONDS - 95.4%
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ADVERTISING & Broadcasting - 3.3%
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Allbritton Communications Co., 7.75%, 2012                                               $   1,000,000              $   1,030,000
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Echostar DBS Corp., 6.375%, 2011                                                               870,000                    888,488
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Emmis Operating Co., 6.875%, 2012                                                              445,000                    456,125
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Granite Broadcasting Corp., 9.75%, 2010                                                      1,975,000                  1,900,937
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Intelsat Ltd., 8.625%, 2015                                                                    945,000                    983,981
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Lamar Media Corp., 7.25%, 2013                                                                 965,000                  1,037,375
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News America Holdings, 8.5%, 2025                                                              463,000                    602,616
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Panamsat Holding Corp., 0% to 2009, 10.375% to 2014                                            805,000                    537,337
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Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                      1,645,000                  1,587,425
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Spanish Broadcasting System, Inc., 9.625%, 2009                                              1,820,000                  1,911,000
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Young Broadcasting, Inc., 8.5%, 2008                                                         1,175,000                  1,251,375
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                                                                                                                    $  12,186,659
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AEROSPACE - 0.7%
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Hexcel Corp., 9.875%, 2008                                                               $     885,000              $     977,925
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Hexcel Corp., 9.75%, 2009                                                                      600,000                    625,500
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K&F Acquisition, Inc., 7.75%, 2014##                                                            65,000                     64,675
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TransDigm Holding Co., 8.375%, 2011                                                            700,000                    742,000
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                                                                                                                    $   2,410,100
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AIRLINES - 0.3%
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Continental Airlines, Inc., 7.568%, 2006                                                 $     400,000              $     309,271
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Continental Airlines, Inc., 7.566%, 2020                                                       804,790                    651,755
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     961,026
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ASSET BACKED & SECURITIZED - 8.9%
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ARCap REIT, Inc., 6.0996%, 2045##                                                        $     900,000              $     778,838
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Anthracite CDO Ltd., 6%, 2037##                                                              1,200,000                  1,024,560
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Asset Securitization Corp., 8.2899%, 2026                                                    1,485,000                  1,553,320
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Asset Securitization Corp., 8.7799%, 2029                                                      790,000                    683,473
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Chase Commercial Mortgage Securities Corp., 6.6%, 2012                                       3,640,000                  3,781,781
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Commercial Mortgage Acceptance Corp., 5.44%, 2013##                                          2,000,000                  2,023,063
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Credit Suisse First Boston Mortgage Securities Corp., 6.38%, 2035                            1,600,000                  1,758,765
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Credit Suisse First Boston Mortgage Securities Corp., 6.78%, 2040                            2,150,000                  2,347,460
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Crest Ltd., 7%, 2040##                                                                         400,000                    388,102
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DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                                              58,000,000                     72,552
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DLJ Commercial Mortgage Corp., 6.04%, 2031                                                     550,000                    550,488
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DLJ Commercial Mortgage Corp., 7.6131%, 2032                                                   385,000                    435,114
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Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                        1,050,000                    989,595
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Falcon Franchise Loan LLC, 2.6827%, 2023##^^                                                 6,379,754                    832,253
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Falcon Franchise Loan LLC, 4.1416%, 2023^^                                                   4,851,061                    862,046
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First Union-Lehman Brothers Bank of America, 0.5701%, 2028^^                                53,009,681                  1,126,747
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First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029##                              600,000                    672,402
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GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                       1,758,000                  1,680,811
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Morgan Stanley Capital I, Inc., 7.18%, 2009                                                    430,000                    465,636
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Morgan Stanley Capital I, Inc., 1.5911%, 2014##^^                                           10,951,115                    833,040
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Mortgage Capital Funding, Inc., 7.214%, 2007                                                 2,500,000                  2,617,920
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Nationslink Funding Corp., 5%, 2009                                                          3,000,000                  3,045,328
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Prudential Securities Secured Financing Corp., 7.39%, 2013##                                   875,000                    964,505
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Residential Accredit Loans, Inc., 7.75%, 2027                                                1,139,697                  1,137,257
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Salomon Brothers Mortgage Securities, Inc., 7.1507%, 2032                                    1,800,000                  2,026,371
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                                                                                                                    $  32,651,427
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AUTOMOTIVE - 1.5%
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Affinia Group, Inc., 9%, 2014##                                                          $     105,000              $     108,150
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Ford Motor Credit Co., 7.375%, 2009                                                            591,000                    629,321
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General Motors Corp., 8.375%, 2033                                                           2,462,000                  2,479,170
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TRW Automotive, Inc., 9.375%, 2013                                                             219,000                    246,375
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TRW Automotive, Inc., 11%, 2013                                                                361,000                    422,370
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Tenneco Automotive, Inc., 10.25%, 2013                                                       1,250,000                  1,468,750
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                                                                                                                    $   5,354,136
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BANKS & CREDIT COMPANIES - 2.1%
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Banco Mercantil del Norte S.A., 5.875%, 2014##                                           $   1,682,000              $   1,711,435
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B. V., 10.125%, 2007                                                 999,000                  1,081,417
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Kazkommerts International B. V., 10.125%, 2007##                                                85,000                     92,012
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Kazkommerts International B. V., 8.5%, 2013##                                                  182,000                    187,005
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Mizuho Financial Group, Inc., 4.75%, 2014##                                EUR                 755,000                  1,038,176
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RBS Capital Trust II, 6.425% to 2034, 4.6925% to 2049                                    $     576,000                    631,405
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Turanalem Finance B. V., 8%, 2014##                                                          1,368,000                  1,330,380
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UniCredito Italiano Capital Trust II, 9.2% to 2010, 6.1% to 2049##                           1,482,000                  1,809,197
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                                                                                                                    $   7,881,027
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BROADCAST & CABLE TV - 2.4%
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CSC Holdings, Inc., 8.125%, 2009                                                         $   1,634,000              $   1,793,315
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Charter Communications, Inc., 8.625%, 2009                                                   1,580,000                  1,264,000
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Charter Communications, Inc., 8.375%, 2014##                                                 1,090,000                  1,117,250
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Continental Cablevision, Inc., 9.5%, 2013                                                    1,628,000                  1,753,130
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Mediacom Broadband LLC, 9.5%, 2013                                                             420,000                    418,950
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Mediacom Broadband LLC, 11%, 2013                                                              395,000                    425,613
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Rogers Cable, Inc., 5.5%, 2014                                                               1,217,000                  1,143,980
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TCI Communications, Inc., 9.8%, 2012                                                           841,000                  1,089,493
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                                                                                                                    $   9,005,731
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BUILDING - 0.7%
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American Standard Cos., Inc., 7.375%, 2008                                               $     735,000              $     802,180
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Building Materials Corp. of America, 7.75%, 2014##                                             545,000                    550,450
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Jacuzzi Brands, Inc., 9.625%, 2010                                                             355,000                    395,825
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Nortek, Inc., 8.5%, 2014                                                                       665,000                    683,287
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   2,431,742
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BUSINESS SERVICES - 1.1%
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Iron Mountain, Inc., 8.625%, 2013                                                        $     650,000              $     687,375
---------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                             1,250,000                  1,278,125
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Lucent Technologies, Inc., 5.5%, 2008                                                        1,060,000                  1,075,900
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Xerox Corp., 7.625%, 2013                                                                    1,030,000                  1,109,825
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   4,151,225
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.6%
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Acetex Corp., 10.875%, 2009                                                              $     900,000              $     974,250
---------------------------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                                          1,210,000                  1,343,100
---------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                           835,000                    960,250
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Huntsman International LLC, 10.125%, 2009                                                      438,000                    459,900
---------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                                              1,210,000                  1,473,175
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Kronos International, Inc., 8.875%, 2009                                   EUR                  70,000                     98,613
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Lyondell Chemical Co., 11.125%, 2012                                                     $   1,340,000                  1,574,500
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Nalco Co., 7.75%, 2011                                                                         475,000                    509,438
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Nova Chemicals Corp., 6.5%, 2012                                                               955,000                    996,781
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Rhodia S.A., 8.875%, 2011                                                                    1,190,000                  1,219,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   9,609,757
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011##                                                             $     530,000              $     586,313
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
D. R. Horton, Inc., 8%, 2009                                                             $     760,000              $     849,465
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICAL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5%, 2009                                            $     876,000              $     878,190
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                                    $   1,100,000              $   1,058,750
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                                                 $   1,435,000              $   1,600,025
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                             390,000                    421,688
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                            1,460,000                  1,587,750
---------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                      1,030,000                  1,009,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   4,618,863
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                                          $   1,575,000              $   1,606,500
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                                               $     790,000              $     799,875
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                $     590,000              $     702,100
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                                                    950,000                  1,113,875
---------------------------------------------------------------------------------------------------------------------------------
Pemex Master Trust, 9.5%, 2027                                                               1,865,000                  2,387,200
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                             1,694,000                  2,011,625
---------------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                                                         801,000                    981,577
---------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                                                        1,020,000                  1,298,087
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   8,494,464
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 9.1%
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                     $   7,748,774              $   7,932,808
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019                                                     2,726,000                  2,814,595
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 3.0625%, 2024                                                      995,000                    905,450
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                                           1,245,000                  1,574,925
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                                                      2,653,000                  3,134,130
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                                               529,000                    587,190
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 9.875%, 2015                                                               1,014,000                  1,214,265
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 8.75%, 2033                                                                  238,000                    254,660
---------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                                         2,164,000                  2,742,870
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008 - 2011                                                          3,336,000                  2,996,729
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                                                2,528,000                  3,592,541
---------------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                                  1,610,000                  2,406,950
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.625%, 2015                                                          1,078,000                  1,168,552
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                                584,000                    691,164
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                                            1,374,000                  1,536,819
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  33,553,648
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                                                  $     855,000              $     923,400
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                            860,000                    937,400
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015##                                                        195,000                    198,900
---------------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co., 6.25%, 2014                                                            665,000                    663,337
---------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                  994,000                  1,123,547
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                         665,000                    701,575
---------------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%, 2014                                              665,000                    729,837
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   5,277,996
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                           $     830,000              $     963,745
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Siberian Oil Co., 10.75%, 2009                                                                  87,000                     95,374
---------------------------------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                                                      590,000                    669,650
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                                                                                                                    $   1,728,769
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ENTERTAINMENT - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                      $     864,000              $     892,080
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Liberty Media Corp., 5.7%, 2013                                                                890,000                    871,317
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Loews Cineplex Entertainment Corp., 9%, 2014##                                                 565,000                    591,838
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Six Flags, Inc., 9.75%, 2013                                                                   913,000                    869,632
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Turner Broadcasting System, Inc., 8.375%, 2013                                                 653,000                    805,103
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   4,029,970
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FOOD & NON-ALCOHOLIC BEVERAGES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                                     $   2,515,000              $   2,741,350
---------------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                  880,000                    926,200
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Seminis Vegetable Seeds, Inc., 10.25%, 2013                                                    245,000                    292,775
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Tyson Foods, Inc., 8.25%, 2011                                                                 750,000                    888,160
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   4,848,485
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FOREST & PAPER PRODUCTS - 1.8%
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Buckeye Technologies, Inc., 8.5%, 2013                                                   $   1,145,000              $   1,230,875
---------------------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                                          1,750,000                  2,014,688
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Graphic Packaging International, Inc., 8.5%, 2011                                              775,000                    837,000
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JSG Funding PLC, 7.75%, 2015                                               EUR                 575,000                    740,655
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MDP Acquisitions PLC, 9.625%, 2012                                                       $     775,000                    856,375
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Stone Container Corp., 7.375%, 2014                                                            890,000                    916,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   6,596,293
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GAMING & LODGING - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                           $       5,000              $       5,125
---------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                                                 900,000                    947,250
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                               1,630,000                  1,825,600
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Pinnacle Entertainment, Inc., 8.75%, 2013                                                      700,000                    757,750
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Royal Caribbean Cruises Ltd., 8%, 2010                                                         935,000                  1,056,550
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Scientific Games Corp., 6.25%, 2012##                                                          750,000                    761,250
---------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                      1,000,000                  1,140,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   6,493,525
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INDUSTRIAL - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                  $   1,280,000              $   1,440,000
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                                             1,000,000                  1,115,000
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JohnsonDiversey Holding, Inc., 0% to 2007, 10.67% to 2013                                    1,000,000                    867,500
---------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                        1,000,000                  1,000,000
---------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                                             140,000                    152,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   4,575,100
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INSURANCE - PROPERTY & CASUALTY - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Allianz AG, 5.5%, 2049                                                     EUR                 947,000              $   1,351,475
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25%, 2008                                EUR               1,402,000              $   1,858,711
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 16.0%
---------------------------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                                          CAD                 400,000              $     335,704
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4%, 2007                                      EUR               1,696,000                  2,280,466
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                                      4,341,000                  5,809,759
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                                       895,000                  1,186,157
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                                       389,000                    683,492
---------------------------------------------------------------------------------------------------------------------------------
Government of Australia, 5.75%, 2011                                       AUD               1,167,000                    922,114
---------------------------------------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015                                                           744,000                    613,806
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009                                           CAD                 366,000                    318,545
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                                                              726,000                    630,532
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 8%, 2023                                                                 127,000                    144,849
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                                        NZD                 829,000                    609,431
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013                                                        5,301,000                  3,866,917
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009                                            EUR                 853,000                  1,152,706
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012                                                                   831,000                  1,204,324
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                                          1,962,000                  2,727,420
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                                          2,814,000                  3,799,790
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                                                   1,231,328                  1,762,380
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                                2,880,000                  4,236,530
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                                                782,000                  1,097,077
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012                                                                1,607,000                  2,328,418
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018                                                               201,000                    286,093
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 2.75%, 2006                                                             2,277,000                  2,988,753
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                                            1,500,000                  2,238,249
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                                              2,177,000                  2,987,478
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4%, 2009                                                                 1,755,000                  2,397,447
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                                             4,186,000                  5,700,370
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                                459,000                    654,163
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007                                       GBP                 206,000                    415,683
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2008                                                              411,000                    784,236
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                                           655,000                  1,296,800
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                            1,335,000                  3,238,592
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  58,698,281
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
AGCO Corp., 9.5%, 2008                                                                   $   1,415,000              $   1,498,131
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                                          755,000                    824,838
---------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                               562,000                    646,300
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                                       995,000                  1,101,963
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                                                     795,000                    882,450
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                                                      120,000                    126,000
---------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                             1,700,000                  1,670,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   6,749,932
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                                   $     677,000              $     781,220
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                                            816,000                    900,660
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   1,681,880
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014##                                                       $     150,000              $     160,125
---------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                                          115,000                    120,463
---------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                    901,000                    973,080
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                                             860,000                    920,200
---------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                                742,000                    910,102
---------------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                  627,000                    716,348
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   3,800,318
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2034                                                            $  14,402,705              $  14,766,418
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031                                                                         680,990                    712,980
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2034                                                                         2,876,147                  2,876,472
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  18,355,870
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                       $     610,000              $     658,800
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                                           $     300,000              $     333,750
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                             1,826,000                  2,178,955
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                 570,000                    572,850
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                            1,090,000                  1,133,600
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                                                 850,000                    921,584
---------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                    167,000                    171,008
---------------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                                                 1,250,000                  1,390,625
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                            1,500,000                  1,631,250
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                               565,000                    678,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   9,011,622
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                           $     715,000              $     709,637
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & Publishing - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                         $   1,100,000              $   1,232,000
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                               986,000                  1,117,878
---------------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##                              EUR                 640,000                    861,948
---------------------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                                            $   1,530,000                  1,644,750
---------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                          1,180,000                  1,174,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   6,030,676
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                          $     480,000              $     589,950
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                            $   1,510,000              $   1,596,825
---------------------------------------------------------------------------------------------------------------------------------
JC Penney Co., Inc., 7.4%, 2037                                                                993,000                  1,087,335
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                            1,126,000                  1,118,270
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                                                   1,230,000                  1,322,250
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                                                    575,000                    572,125
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   5,696,805
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                             $   1,125,000              $   1,215,000
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                                        $     744,000              $     866,760
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012##                                                           675,000                    678,375
---------------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                                        1,225,000                    920,281
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                 995,000                  1,126,838
---------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                                                 1,215,000                  1,289,419
---------------------------------------------------------------------------------------------------------------------------------
Innova S. de R. L., 9.375%, 2013                                                               445,000                    505,075
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                                                        229,000                    237,588
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                                                    1,110,000                  1,223,775
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015##                                                            190,000                    203,775
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                             895,000                    953,175
---------------------------------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                                                  425,000                    473,875
---------------------------------------------------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                                                          440,000                    485,100
---------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, 10.45%, 2005##                                                        1,077,000                  1,087,770
---------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009##                                                             354,000                    379,665
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  10,431,471
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                 $   1,178,000              $   1,375,315
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B. V., 8.75%, 2030                                      543,000                    734,568
---------------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                                                675,000                    737,438
---------------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 14%, 2010##                                                            1,055,000                  1,252,813
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                                            961,000                    978,928
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S. p. A., 5.625%, 2007                                      EUR                 966,000                  1,329,672
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                          $     540,000                    553,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   6,962,234
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
R. J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                       $   1,069,000              $   1,106,415
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                                                  $     910,000              $     908,823
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                     484,219                    476,712
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                   1,026,425                  1,035,353
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                   2,412,774                  2,484,026
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2025                                                     725,000                    732,631
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   5,637,545
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75%, 2005                                                         $   3,000,000              $   3,065,742
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625%, 2008                                                              839,390                    904,509
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25%, 2008###                                                          6,787,000                  6,728,672
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                                                  837,069                    930,323
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                                                4,416,800                  4,566,040
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  16,195,286
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                                    $   1,435,000              $   1,621,550
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                                               1,450,000                  1,613,125
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                        1,705,000                  2,020,868
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                 1,500,000                  1,674,375
---------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                                                      901,000                    662,235
---------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                   800,000                    608,000
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                        446,000                    483,684
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                   679,000                    835,041
---------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                                          790,000                    865,050
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                             712,000                    834,825
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                     838,000                    909,373
---------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                                          785,000                    820,325
---------------------------------------------------------------------------------------------------------------------------------
Midland Funding II, 13.25%, 2006                                                             1,500,000                  1,642,578
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                                                 1,411,000                  1,520,353
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                                             670,000                    689,506
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                          324,000                    338,175
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                                             342,000                    349,672
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                           795,000                    884,438
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.375%, 2006                                                                        803,000                    829,913
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                                                      1,265,000                  1,290,495
---------------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                                                670,000                    693,450
---------------------------------------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                                                 553,646                    614,253
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  21,801,284
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $331,797,214)                                              $ 351,182,228
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 0%
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                                               814              $      80,098
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                            1              $          40
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $302,783)                                                 $      80,138
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5% (Identified Cost, $721,213)                               13,755              $     687,475
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0%
---------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 8.75% (Identified Cost, $74,529)                                          2,725              $      74,120
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0%
---------------------------------------------------------------------------------------------------------------------------------
                                                              STRIKE         FIRST
                                                               PRICE      EXERCISE
---------------------------------------------------------------------------------------------------------------------------------
Banco Central del Uruguay (Emerging Market Sovereign)*          N/A             N/A          1,250,000              $           0
---------------------------------------------------------------------------------------------------------------------------------
DWC Construction Co., Inc. (Utilities - Other)*          KRW  373.00        6/29/01             67,756                     16,200
---------------------------------------------------------------------------------------------------------------------------------
DWC Trading (Utilities - Other)*                             166.00         6/29/01             26,835                      8,684
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*            $  52.00        12/31/02                  2                          4
---------------------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $--)                                                                               $      24,888
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BOND - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25%, 2010 (Identified Cost, $1,243,875)                   $   1,300,000              $   1,329,250
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 2.48%, dated 01/31/05, due 02/01/05, total to be received
$2,802,193 (secured by various U.S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                                         $   2,802,000              $   2,802,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~ (Identified Cost, $336,941,614)                                                                 $ 356,180,099
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 3.2%                                                                                  11,857,160
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                 $ 368,037,259
---------------------------------------------------------------------------------------------------------------------------------


*   Non-income producing security.
^^  Interest only security.
##  SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
~   As of January 31, 2005, the fund had 1 security representing $80,098 and less than 0.01% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

 N/A= Strike price and first exercise date have not been made available by issuer.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar.
A list of abbreviations is shown below

AUD= Australian Dollar
CAD= Canadian Dollar
CHF= Swiss Franc
DKK= Danish Krone
EUR= Euro
GBP= British Pound
NZD= New Zealand Dollar
SEK= Swedish Krona

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2005
(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                          $338,507,250
                                                        ============
Gross unrealized appreciation                            $19,655,220
Gross unrealized depreciation                             (1,982,371)
                                                        ------------
Net unrealized appreciation (depreciation)              $ 17,672,849
                                                        ============

(2) FINANCIAL INSTRUMENTS
The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

MSI                                                                                                        NET UNREALIZED
                                          CONTRACTS TO                                 CONTRACTS           APPRECIATION
SETTLEMENT DATE                          DELIVER/RECEIVE       IN EXCHANGE FOR         AT VALUE            (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
SALES
-----
2/10/2005                      AUD          1,788,277         $   1,338,923           $   1,383,691       $     (44,768)
3/7/2005                       CAD            989,992               800,000                 799,065                 935
2/14/2005                      DKK         18,053,004             3,136,925               3,164,987             (28,062)
2/14/2005 - 2/28/2005          EUR         36,441,214            47,810,694              47,546,518             264,176
3/10/2005                      GBP          3,045,276             5,694,666               5,720,264             (25,598)
2/10/2005                      NZD          6,378,573             4,473,240               4,529,778             (56,538)
                                                              -------------           -------------       -------------
                                                              $  63,254,448           $  63,144,303       $     110,145
                                                              =============           =============       =============

PURCHASES
---------
2/10/2005                      AUD          1,107,196         $     849,031           $     856,700       $       7,669
2/14/2005                      CHF          2,283,904             1,919,795               1,923,385               3,590
2/14/2005                      DKK         18,220,502             3,211,634               3,194,351             (17,283)
2/14/2005 - 2/28/2005          EUR          6,616,453             8,706,130               8,632,294             (73,836)
2/14/2005                      SEK         20,862,615             3,026,861               2,989,931             (36,930)
                                                              -------------           -------------       -------------
                                                              $  17,713,451           $  17,596,661       $    (116,790)
                                                              =============           =============       =============

At January 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $32,035 with Merrill Lynch International.

At January 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts
                                                                   Unrealized
Description                   Expiration    Contracts   Position  Depreciation
-----------------------------------------------------------------------------
U.S. 5-Yr. Treasury Notes     March 2005        17       Short       $  (2,219)
U.S. 10-Yr. Treasury Notes    March 2005       243       Short        (420,556)
                                                                     $(422,775)

At January 31, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(3) COUNTRY WEIGHTINGS

------------------------------------
United States                  63.7%
------------------------------------
Germany                         4.2%
------------------------------------
Brazil                          3.2%
------------------------------------
Russia                          3.0%
------------------------------------
Mexico                          2.8%
------------------------------------
Ireland                         2.4%
------------------------------------
Great Britain                   2.4%
------------------------------------
Netherlands                     1.8%
------------------------------------
France                          1.8%
------------------------------------
Other                          14.7%
------------------------------------

Percentages as based on total net assets as of January 31, 2005.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 1/31/05

MFS(R) GLOBAL GROWTH FUND

[graphic omitted]


                                                           [logo] M F S(RM)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Global Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2005

ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.3%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                           56,520              $   3,267,421
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard^                                                                                  22,670              $   3,211,383
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                             322,830              $   2,431,169
---------------------------------------------------------------------------------------------------------------------------------
Toray Industries, Inc.                                                                         494,000                  2,303,664
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   4,734,833
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                                                  43,840              $   2,054,087
---------------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                                  18,140                  1,373,924
---------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                             110,500                  4,299,445
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   7,727,456
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 10.3%
---------------------------------------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                                    30,800              $   2,164,847
---------------------------------------------------------------------------------------------------------------------------------
Aiful Corp.                                                                                     17,200                  1,952,904
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            81,080                  4,325,618
---------------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                                     106,550                  2,598,998
---------------------------------------------------------------------------------------------------------------------------------
Bank Hapoalim B. M                                                                           1,331,030                  4,804,187
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                104,197                  5,110,863
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                                                 183,320                  3,240,111
---------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                  95,710                  4,731,592
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                               107,866                  3,576,227
---------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.^                                                                             414,000                  2,506,184
---------------------------------------------------------------------------------------------------------------------------------
Standard Chartered PLC                                                                         130,030                  2,386,873
---------------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                                  63,800                  4,472,006
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                          67,406                  5,471,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  47,341,510
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                  76,260              $   4,439,095
---------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                                          53,670                  2,251,457
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   6,690,552
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A.^*                                                                   21,308              $   1,632,907
---------------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., "B"^                                                                         363,667                  6,364,284
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                             175,470                  3,158,460
---------------------------------------------------------------------------------------------------------------------------------
TV Azteca S.A. de C. V., ADR                                                                   374,600                  3,465,050
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                               85,580                  3,195,557
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                114,620                  3,281,571
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  21,097,829
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                                                      147,640              $   1,908,985
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                        61,180                  4,151,675
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                       44,050                  4,750,793
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  10,811,453
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                           178,660              $   4,654,093
---------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                   54,870                  2,098,778
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                            68,360                  4,764,692
---------------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                                  59,850                  2,911,703
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  14,429,266
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    70,630              $   3,823,202
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co. *                                                                            131,400                  2,542,590
---------------------------------------------------------------------------------------------------------------------------------
Sasol Ltd.                                                                                     195,120                  3,947,410
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  10,313,202
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                    83,920              $   2,496,620
---------------------------------------------------------------------------------------------------------------------------------
Opsware, Inc.^*                                                                                249,210                  1,430,465
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                  503,260                  6,929,890
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                 88,300                  2,061,805
---------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                        117,240                  3,015,413
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  15,934,193
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                    165,570              $   6,914,203
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Italcementi S. p. A                                                                            231,960              $   2,910,710
---------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                                                    572,440                  3,978,577
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   6,889,287
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                           72,920              $   3,831,217
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C. V., "A"                                                  1,443,600                  4,689,521
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                          187,890                  5,578,489
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  14,099,227
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                                            51,690              $   1,789,508
---------------------------------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                                     27,600                  3,096,423
---------------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                                               78,600                  4,181,376
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   9,067,307
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            96,300              $   3,456,207
---------------------------------------------------------------------------------------------------------------------------------
CANON, Inc.                                                                                    101,000                  5,265,749
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                  93,540                  3,128,913
---------------------------------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                                   56,800                  2,966,816
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                    14,500                  6,985,401
---------------------------------------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                                               90,600                  3,752,585
---------------------------------------------------------------------------------------------------------------------------------
Stanley Electric Co. Ltd.^                                                                      73,400                  1,120,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  26,676,071
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                    40,500              $   2,398,063
---------------------------------------------------------------------------------------------------------------------------------
Reliance Industries Ltd.                                                                       349,280                  4,264,619
---------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.*                                                                          83,970                  2,507,680
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   9,170,362
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                     99,564              $   5,936,006
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A.^                                                                                     22,330                  4,791,433
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  10,727,439
---------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
InfraSource Services, Inc.^*                                                                   132,820              $   1,607,122
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
7-Eleven, Inc.^*                                                                                96,830              $   2,309,396
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Groupe Danone^                                                                                  47,980              $   4,474,836
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                      18,981              $   4,983,651
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   85,570                  4,595,109
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  14,053,596
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR, "B"^                                                                67,990              $   2,376,250
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                  41,210              $   2,373,696
---------------------------------------------------------------------------------------------------------------------------------
Greek Organisation of Football Prognostics S.A                                                  88,300                  2,361,160
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   4,734,856
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                    57,650              $   2,926,891
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S. p. A.^                                                        195,690              $   4,426,174
---------------------------------------------------------------------------------------------------------------------------------
Sanlam Group                                                                                 2,461,610                  5,211,440
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   9,637,614
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                     54,730              $   4,460,495
---------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                  143,140                  5,039,959
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   9,500,454
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                          76,400              $   4,915,576
---------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                               15,200                  1,722,887
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   6,638,463
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"^                                                                            40,170              $   1,873,499
---------------------------------------------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co. Ltd.                                                              656,000                  3,090,784
---------------------------------------------------------------------------------------------------------------------------------
Neopost S.A.^                                                                                   18,812                  1,452,672
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB^                                                                                     46,980                  1,918,485
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   8,335,440
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                                        92,000              $   3,041,520
---------------------------------------------------------------------------------------------------------------------------------
Discovery Partners International, Inc.*                                                            120                        511
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                          30,710                  1,939,337
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                 88,200                  4,629,618
---------------------------------------------------------------------------------------------------------------------------------
Straumann Holding AG                                                                            12,820                  2,707,919
---------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                                                  34,690                  3,976,082
---------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                                          40,500                  3,193,425
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  19,488,412
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp. +*                                                                           77,320              $   2,541,241
---------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                             202,600                  4,699,280
---------------------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd.                                                                              345,830                  4,356,999
---------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                177,800                  5,378,450
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  16,975,970
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.0%
---------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                116,960              $   4,381,993
---------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                                 152,000                  2,397,953
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                 55,280                  2,998,387
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               62,030                  4,013,341
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                               47,510                  1,715,111
---------------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                               63,050                  6,717,268
---------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                                 68,580                  5,121,342
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR^                                                      171,570              $   4,929,206
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  32,274,601
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Johnston Press PLC                                                                             283,929              $   2,859,860
---------------------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                                  39,340                  1,889,500
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier N. V                                                                             166,300                  2,245,140
---------------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                 577,440                  4,973,695
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  11,968,195
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                                           298,000              $   3,141,839
---------------------------------------------------------------------------------------------------------------------------------
Kaneka Corp.                                                                                   213,000                  2,373,179
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A.^                                                                             23,307                  4,009,978
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   9,524,996
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                           373,000              $   2,161,543
---------------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"                                                                       133,180                  4,398,560
---------------------------------------------------------------------------------------------------------------------------------
Kingfisher PLC                                                                                 760,339                  4,366,046
---------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                       123,073                  3,640,158
---------------------------------------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co. Ltd.^                                                                    78,900                  2,909,949
---------------------------------------------------------------------------------------------------------------------------------
RONA, Inc.*                                                                                     51,300                  1,869,896
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                 124,920                  3,127,997
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  22,474,149
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                           3,105,380              $   8,009,705
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Blue Coat Systems, Inc.^*                                                                      101,760              $   2,620,320
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           441,600                  7,966,464
---------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                                                        43,100                  3,072,599
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  13,659,383
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
FastWeb S. p. A.^*                                                                              36,790              $   1,783,267
---------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   153,560                  3,659,335
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                 493,659                  8,989,246
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  14,431,848
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Swedish Match AB^                                                                              284,150              $   3,420,011
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                                                181,970              $   4,509,872
---------------------------------------------------------------------------------------------------------------------------------
Suez S.A.^                                                                                     190,600                  5,131,489
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   9,641,361
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $373,170,389)                                             $ 453,091,707
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Porsche AG^ (Identified Cost, $1,338,881)                                                        3,295              $   2,148,225
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.48%, due 2/01/05, at Amortized Cost<                   $   5,047,000              $   5,047,000
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 14.0%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   64,413,287              $  64,413,287
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $443,969,557) ~                                                                 $ 524,700,219
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (13.9)%                                                                              (64,075,432)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                 $ 460,624,787
---------------------------------------------------------------------------------------------------------------------------------

  * Non-income producing security.
  ^ All or a portion of this security is on loan.
  ~ As of January 31, 2005 the fund had one security representing $2,541,241 and 0.55% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
  < The rate shown represents an annualized yield at time of purchase.
  + Restricted security.
ADR = American Depository Receipt
See attached schedules.
For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GLOBAL GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $446,223,606
                                                ============
Gross unrealized appreciation                   $ 80,354,757
Gross unrealized depreciation                     (1,878,144)
                                                ------------
Net unrealized appreciation (depreciation)      $ 78,476,613
                                                ============

(2) Restricted Securities

At January 31, 2005 the fund owned the following securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.55% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered,. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                             DATE OF                SHARE
DESCRIPTION                  ACQUISITION            AMOUNT            COST            VALUE
-----------------------------------------------------------------------------------------------
Aber Diamond Corp.           12/7/2004              77,320          $2,690,810      $2,541,241

(3) Country Weightings

United States           36.6%
-----------------------------
Great Britain           12.0%
-----------------------------
Japan                   11.7%
-----------------------------
France                   6.1%
-----------------------------
Switzerland              5.2%
-----------------------------
Spain                    3.3%
-----------------------------
Canada                   3.0%
-----------------------------
Sweden                   3.0%
-----------------------------
Israel                   2.1%
-----------------------------
Other                   17.0%
-----------------------------

Percentages as based on total net assets as of January 31, 2005.


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MFS SERIES TRUST VIII
             -------------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           -----------------------------------------
                           Robert J. Manning, President

Date: March 24, 2005
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  ROBERT J. MANNING
                          ------------------------------------------
                           Robert J. Manning, President (Principal
                           Executive Officer)

Date: March 24, 2005
      --------------

By (Signature and Title)*  RICHARD M. HISEY
                           -----------------------------------------
                           Richard M. Hisey, Treasurer (Principal
                           Financial Officer and Accounting Officer)

Date: March 24, 2005
      --------------

* Print name and title of each signing officer under his or her signature.